Significant Accounting Policies (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Accounting Policies [Abstract]
Balance sheet items, except for equity accounts	6.7896	7.1477	7.0808
Items in the statements of operations and comprehensive income(loss), and statements of cash flows	6.9997	6.9173	6.9637